Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders’ equity [Abstract]
Schedule of the Company’s Option Activity	A summary of the status of options under the Plans as of June 30, 2023 and changes during the relevant period ended on that date is presented below:
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at 31 December, 2022	20,457,660	$2.990	6.39	$30,984
Granted	1,338,281	4.965
Exercised	2,828,128	2.554
Forfeited	171,216	4.607
Expired	9,089	7.921
Outstanding at June 30, 2023	18,787,508	$3.179	6.25	$75,623
Exercisable at June 30, 2023	15,141,645	$2.910	5.74	$65,007

Schedule of Status of RSUs Under the Plan	A summary of the status of RSUs under the Plans as of June 30, 2023 and changes during the relevant period ended on that date is presented below:
June 30, 2023
(Unaudited)
Unvested at beginning of year	6,391,352
Granted	4,315,861
Vested	1,219,519
Forfeited	752,114
Unvested at end of the period	8,735,580

Schedule of Equity-Based Compensation Expense	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2023 and 2022, was comprised as follows:
	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Cost of revenues	$800	$587
Research and development	2,281	1,251
Sales and marketing	3,179	2,529
General and administrative	2,797	2,096
	$9,057	$6,463